Calvert
Global Water Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 2.6%
Reece, Ltd.	344,529	$ 6,775,579
Reliance Worldwide Corp., Ltd.	2,126,486	9,716,778
		$ 16,492,357
Brazil — 3.1%
Cia de Saneamento Basico do Estado de Sao Paulo ADR(1)	1,104,386	$ 8,106,193
Cia de Saneamento de Minas Gerais	2,331,692	5,312,354
Cia de Saneamento do Parana, PFC Shares	8,838,782	6,136,657
		$ 19,555,204
Canada — 1.7%
Gildan Activewear, Inc.	80,396	$3,408,544
Nutrien, Ltd.	49,157	3,694,887
Stantec, Inc.	60,162	3,380,144
		$10,483,575
Chile — 1.4%
Aguas Andinas S.A., Class A	25,478,696	$4,644,145
Inversiones Aguas Metropolitanas S.A.	8,825,462	4,010,508
		$8,654,653
China — 4.8%
Beijing Enterprises Water Group, Ltd.	17,427,452	$6,771,378
China Everbright Environment Group, Ltd.	4,926,666	3,957,134
China Lesso Group Holdings, Ltd.	3,360,578	4,831,407
China Water Affairs Group, Ltd.(1)	5,156,421	7,394,700
Guangdong Investment, Ltd.	5,337,427	6,784,750
		$29,739,369
Denmark — 0.6%
Novozymes A/S, Class B	43,509	$3,572,515
		$3,572,515
Finland — 1.4%
Kemira Oyj	566,213	$8,579,015
Valmet Oyj	1,478	63,370
		$8,642,385
France — 5.1%
Accor S.A.(2)	111,126	$3,601,972
Eurofins Scientific SE	25,750	3,190,207
L'Oreal S.A.	7,316	3,488,362
LVMH Moet Hennessy Louis Vuitton SE	4,236	3,500,773
Suez S.A.	354,954	8,001,779
Veolia Environnement S.A.	271,232	9,960,692
		$31,743,785
Security	Shares	Value
Germany — 1.1%
GEA Group AG	64,439	$ 3,519,618
Henkel AG & Co. KGaA, PFC Shares	41,724	3,366,754
		$ 6,886,372
Italy — 1.8%
ACEA SpA	226,358	$ 4,836,342
Interpump Group SpA	84,573	6,195,042
		$ 11,031,384
Japan — 8.7%
Ebara Corp.	106,356	$5,908,301
Hitachi Zosen Corp.	627,427	4,350,451
Hulic Reit, Inc.	2,230	3,355,286
Kitz Corp.	114,300	707,528
Kurita Water Industries, Ltd.	206,442	9,787,114
Lixil Corp.	411,200	10,969,554
METAWATER Co., Ltd.	233,134	4,096,097
Nihon Trim Co., Ltd.	108,100	2,988,250
Sekisui Chemical Co., Ltd.	201,500	3,369,914
TOTO, Ltd.	132,400	6,108,606
Tsukishima Kikai Co., Ltd.	184,100	1,815,116
Tsurumi Manufacturing Co., Ltd.	55,900	805,130
		$54,261,347
Netherlands — 1.6%
Aalberts NV	96,143	$6,375,218
Arcadis NV	73,999	3,564,967
		$9,940,185
Singapore — 0.5%
City Developments, Ltd.(1)	641,600	$3,246,102
Hyflux, Ltd.(1)(2)(3)	16,595,483	0
		$3,246,102
South Korea — 1.0%
Coway Co., Ltd.(2)	57,438	$3,598,564
LG Chem, Ltd.(2)	5,603	2,896,536
		$6,495,100
Spain — 1.1%
Acciona S.A.	18,294	$3,482,050
Iberdrola S.A.	293,637	3,476,655
		$6,958,705
Switzerland — 4.3%
Geberit AG	9,041	$7,369,623
Georg Fischer AG	4,048	6,124,692
Medmix AG(2)(4)	27,103	1,339,271

Calvert
Global Water Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Roche Holding AG PC	8,423	$ 3,494,375
Sika AG(1)	8,322	3,458,766
Sulzer AG	52,835	5,190,334
		$ 26,977,061
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	147,294	$ 3,258,290
		$ 3,258,290
Thailand — 1.2%
Eastern Water Resources Development and Management PCL	1,561,500	$434,811
Eastern Water Resources Development and Management PCL, Foreign Shares	2,825,800	786,865
TTW PCL, Foreign Shares	15,724,200	5,366,118
WHA Utilities and Power PCL, Foreign Shares	9,358,000	1,143,902
		$7,731,696
United Kingdom — 8.2%
CNH Industrial NV(1)	197,769	$3,842,652
Croda International PLC	24,237	3,319,777
Ferguson PLC	46,245	8,214,343
Genuit Group PLC	667,836	5,336,962
Halma PLC	82,448	3,574,851
Mondi PLC	143,894	3,569,134
Pennon Group PLC	452,229	7,159,770
Severn Trent PLC	207,416	8,282,519
United Utilities Group PLC	556,017	8,204,277
		$51,504,285
United States — 48.7%
Advanced Drainage Systems, Inc.	48,133	$6,552,345
American States Water Co.	75,203	7,778,998
American Water Works Co., Inc.	53,482	10,100,611
Badger Meter, Inc.	89,443	9,531,046
Ball Corp.	35,029	3,372,242
Brookfield Renewable Corp., Class A	88,400	3,255,772
California Water Service Group	111,769	8,031,720
Chemed Corp.	12,851	6,798,693
CMS Energy Corp.	55,623	3,618,276
Cousins Properties, Inc.	84,611	3,408,131
Danaher Corp.	9,884	3,251,935
Ecolab, Inc.	56,484	13,250,582
Energy Recovery, Inc.(2)	364,442	7,831,859
Entegris, Inc.	22,194	3,075,645
Essential Utilities, Inc.	169,015	9,074,415
Evoqua Water Technologies Corp.(2)	217,686	10,176,820
Flowserve Corp.	186,373	5,703,014
Forterra, Inc.(2)	184,991	4,399,086
Security	Shares	Value
United States (continued)
Fortune Brands Home & Security, Inc.	63,702	$ 6,809,744
Franklin Electric Co., Inc.	61,816	5,845,321
Gorman-Rupp Co. (The)	106,910	4,762,840
Hawkins, Inc.	222,642	8,783,227
Hyatt Hotels Corp., Class A(2)	41,187	3,949,833
IDEX Corp.	49,687	11,742,032
IDEXX Laboratories, Inc.(2)	5,383	3,544,490
Intel Corp.	66,533	3,426,450
Itron, Inc.(2)	52,874	3,622,926
Levi Strauss & Co., Class A	128,019	3,204,316
Lindsay Corp.	34,216	5,200,832
Masco Corp.	98,847	6,941,036
Middlesex Water Co.	63,363	7,622,569
Minerals Technologies, Inc.	49,847	3,646,308
Mondelez International, Inc., Class A	55,539	3,682,791
Mueller Industries, Inc.	97,606	5,793,892
Mueller Water Products, Inc., Class A	379,025	5,457,960
Nucor Corp.	30,806	3,516,505
Parker-Hannifin Corp.	10,740	3,416,609
Pentair PLC	146,207	10,677,497
Procter & Gamble Co. (The)	22,449	3,672,207
Roper Technologies, Inc.	7,053	3,469,089
Sherwin-Williams Co. (The)	9,793	3,448,703
SJW Group	97,592	7,143,734
Tetra Tech, Inc.	56,820	9,648,036
Trimble, Inc.(2)	38,121	3,323,770
Valmont Industries, Inc.	24,059	6,026,779
Watts Water Technologies, Inc., Class A	51,698	10,038,201
Xylem, Inc.	94,443	11,325,605
York Water Co. (The)	119,374	5,942,438
Zurn Water Solutions Corp.	272,029	9,901,856
		$304,798,786
Total Common Stocks (identified cost $419,043,141)		$621,973,156

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(5)(6)	$630	$ 616,808
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(6)(7)	27	25,879
Total High Social Impact Investments (identified cost $657,000)		$ 642,687

Calvert
Global Water Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.0%

Affiliated Fund — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(8)	1,635,029	$ 1,635,029
Total Affiliated Fund (identified cost $1,635,029)		$ 1,635,029

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(9)	4,653,019	$ 4,653,019
Total Securities Lending Collateral (identified cost $4,653,019)		$ 4,653,019
Total Short-Term Investments (identified cost $6,288,048)		$ 6,288,048

Total Investments — 100.5% (identified cost $425,988,189)	$628,903,891
Other Assets, Less Liabilities — (0.5)%	$ (3,078,400)
Net Assets — 100.0%	$625,825,491

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $10,079,396 and the total market value of the collateral received by the Fund was $10,946,155, comprised of cash of $4,653,019 and U.S. government and/or agencies securities of $6,293,136.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $1,339,271 or 0.2% of the Fund's net assets.
(5)	May be deemed to be an affiliated company.
(6)	Restricted security. Total market value of restricted securities amounts to $642,687, which represents 0.1% of the net assets of the Fund as of December 31, 2021.
(7)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2021.
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(9)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	44.1%
Utilities	27.6
Materials	11.1
Information Technology	4.8
Consumer Discretionary	4.4
Health Care	3.5
Consumer Staples	2.3
Real Estate	1.6
High Social Impact Investments	0.1
Total	99.5%

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$630,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	27,000

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PCL	– Public Company Limited
PFC Shares	– Preference Shares

Calvert
Global Water Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $2,251,837, which represents 0.4% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 619,183	$ —	$ —	$ —	$(2,375)	$ 616,808	$2,363	$ 630,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	2,930,857	15,982,709	(17,278,476)	125	(186)	1,635,029	194	1,635,029
Totals				$125	$(2,561)	$2,251,837	$2,557

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$16,492,357	$ —	$16,492,357
Brazil	8,106,193	11,449,011	—	19,555,204
Canada	10,483,575	—	—	10,483,575
Chile	—	8,654,653	—	8,654,653
China	—	29,739,369	—	29,739,369
Denmark	—	3,572,515	—	3,572,515
Finland	—	8,642,385	—	8,642,385
France	—	31,743,785	—	31,743,785
Germany	—	6,886,372	—	6,886,372
Italy	—	11,031,384	—	11,031,384
Japan	—	54,261,347	—	54,261,347
Netherlands	—	9,940,185	—	9,940,185
Singapore	—	3,246,102	0	3,246,102
South Korea	—	6,495,100	—	6,495,100
Spain	—	6,958,705	—	6,958,705
Switzerland	—	26,977,061	—	26,977,061
Taiwan	—	3,258,290	—	3,258,290
Thailand	—	7,731,696	—	7,731,696
United Kingdom	3,842,652	47,661,633	—	51,504,285
United States	304,798,786	—	—	304,798,786
Total Common Stocks	$327,231,206	$294,741,950(2)	$0	$621,973,156

Calvert
Global Water Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
High Social Impact Investments	$ —	$642,687	$ —	$642,687
Short-Term Investments:
Affiliated Fund	—	1,635,029	—	1,635,029
Securities Lending Collateral	4,653,019	—	—	4,653,019
Total Investments	$331,884,225	$297,019,666	$0	$628,903,891

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.